COMMITMENTS AND CONTINGENCIES - Earn-out Agreement (Details) - ITHAX ACQUISITION CORP.	6 Months Ended
Jun. 30, 2022 USD ($) shares
Earn out issue | shares	9,000,000
Earn out vesting period	4 years
Aggregate amount of earn out shares | $	$ 6,000,000
Number of purported shareholders	2